Property and Equipment and Investment Properties_Property And Equipment(Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		₩ 5,067,377	$ 5,002,766	₩ 4,842,991
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		5,067,377		4,842,991
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		881,262		988,674
Transfers	[1]	(178,329)		(12,898)
Disposal		(212,960)		(168,769)
Depreciation	[2]	(629,116)		(598,921)
Business combination		497,043		0
Others		8,277		16,300
Ending(PPE)		5,433,554	$ 5,002,766	5,067,377
Depreciation Recognised In Profit Or Loss		123		111
Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		9,327,847		8,371,641
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		8,371,641
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		9,327,847		8,371,641
Accumulated amortization
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(3,887,416)		(3,296,209)
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		(3,296,209)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(3,887,416)		(3,296,209)
Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(6,877)		(8,055)
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		(8,055)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(6,877)		(8,055)
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment [Abstract]
Beginning(Accumulated impairment losses of PPE)		(8,055)		(6,877)
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Impairment		(12)		(1,178)
Reversal		0		0
Business combination		0		0
Disposal and Others		1,190		0
Ending(Accumaulated impairment losses of PPE)		(6,877)		(8,055)
Accumulated impairment losses on property and equipment excluding Right-of use assets
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment [Abstract]
Beginning(Accumulated impairment losses of PPE)		(6,877)		(6,877)
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Impairment		(12)		0
Reversal		0		0
Business combination		0		0
Disposal and Others		12		0
Ending(Accumaulated impairment losses of PPE)		(6,877)		(6,877)
Accumulated Impairment losses On Right Of Use Assets In Property And Equipment
Reconciliation Of Changes In Accumulated Impairment Losses Of Property And Equipment [Abstract]
Beginning(Accumulated impairment losses of PPE)		(1,178)		0
Changes In Accumulated Impairment Of Property Plant And Equipment Abstract [Abstract]
Impairment		0		(1,178)
Reversal		0		0
Business combination		0		0
Disposal and Others		1,178		0
Ending(Accumaulated impairment losses of PPE)		0		(1,178)
Land
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,610,586		2,430,794
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		2,430,794		2,432,041
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		6,475		7,334
Transfers	[1]	(116,264)		(3,957)
Disposal		(2,578)		(4,907)
Depreciation	[2]	0		0
Business combination		295,421		0
Others		(3,262)		283
Ending(PPE)		2,610,586		2,430,794
Land | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,611,604		2,431,812
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		2,431,812
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		2,611,604		2,431,812
Land | Accumulated amortization
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Land | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(1,018)		(1,018)
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		(1,018)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(1,018)		(1,018)
Buildings
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		1,771,582		1,502,923
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		1,502,923		1,330,211
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		43,592		10,908
Transfers	[1]	190,917		220,535
Disposal		(4,442)		(9,964)
Depreciation	[2]	(61,339)		(55,669)
Business combination		100,984		0
Others		(1,053)		6,902
Ending(PPE)		1,771,582		1,502,923
Buildings | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,607,957		2,265,929
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		2,265,929
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		2,607,957		2,265,929
Buildings | Accumulated amortization
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(830,516)		(757,147)
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		(757,147)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(830,516)		(757,147)
Buildings | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(5,859)		(5,859)
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		(5,859)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(5,859)		(5,859)
Leasehold improvements
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		95,827		116,124
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		116,124		122,309
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		13,348		13,398
Transfers	[1]	34,596		58,645
Disposal		(574)		(338)
Depreciation	[2]	(73,394)		(77,948)
Business combination		5,087		0
Others		640		58
Ending(PPE)		95,827		116,124
Leasehold improvements | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		929,120		865,531
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		865,531
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		929,120		865,531
Leasehold improvements | Accumulated amortization
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(833,293)		(749,407)
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		(749,407)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(833,293)		(749,407)
Leasehold improvements | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Equipment and vehicles
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		340,658		380,353
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		380,353		280,624
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		161,515		283,896
Transfers	[1]	3,705		(4)
Disposal		(1,990)		(526)
Depreciation	[2]	(221,697)		(183,900)
Business combination		19,873		0
Others		(1,101)		263
Ending(PPE)		340,658		380,353
Equipment and vehicles | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		2,040,100		1,867,739
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		1,867,739
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		2,040,100		1,867,739
Equipment and vehicles | Accumulated amortization
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(1,699,442)		(1,487,386)
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		(1,487,386)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(1,699,442)		(1,487,386)
Equipment and vehicles | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Construction in progress
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		44,190		86,303
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		86,303		88,618
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		229,927		293,204
Transfers	[1]	(291,336)		(288,136)
Disposal		0		0
Depreciation	[2]	0		0
Business combination		20,022		0
Others		(726)		(7,383)
Ending(PPE)		44,190		86,303
Construction in progress | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		44,190		86,303
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		86,303
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		44,190		86,303
Construction in progress | Accumulated amortization
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Construction in progress | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		0
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		0
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		0		0
Right-of-use assets In Property and Equipment
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		570,711		550,880
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		550,880		589,188
Changes In Property Plant And Equipment Abstract [Abstract]
Acquisition		426,405		379,934
Transfers	[1]	53		19
Disposal		(203,376)		(153,034)
Depreciation	[2]	(272,686)		(281,404)
Business combination		55,656		0
Others		13,779		16,177
Ending(PPE)		570,711		550,880
Right-of-use assets In Property and Equipment | Acquisition cost
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		1,094,876		854,327
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		854,327
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		1,094,876		854,327
Right-of-use assets In Property and Equipment | Accumulated amortization
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		(524,165)		(302,269)
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		(302,269)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		(524,165)		(302,269)
Right-of-use assets In Property and Equipment | Accumulated Impairment losses [Member]
Disclosure Of Property Plant And Equipment Line Items [Line Items]
Carrying amount		0		(1,178)
Reconciliation Of Changes In Property And Equipment [Abstract]
Beginning(PPE)		(1,178)
Changes In Property Plant And Equipment Abstract [Abstract]
Ending(PPE)		₩ 0		₩ (1,178)

[1]	Includes transfers with investment properties and assets held for sale.
[2]	Includes depreciation expenses amounting to KRW 111 million and KRW 123 million recorded as other operating expenses for the years ended December 31, 2019 and 2020, respectively.